Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 30, 2020
Entity Registrant Name	SUNAMERICA INCOME FUNDS
Entity Central Index Key	0000795307
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 30, 2020
Document Effective Date	Jul. 30, 2020
Prospectus Date	Jul. 29, 2020
AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX
AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX
AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
AIG U.S. Government Securities Fund | Class C
Prospectus:
Trading Symbol	NASBX
AIG U.S. Government Securities Fund | Class A
Prospectus:
Trading Symbol	SGTAX